Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2014-2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-30-2017	PAGE 1

A. DATES				Begin	End	# days
1	Determination Date				12/18/2017
2	Payment Date				12/20/2017
3	Collection Period			11/1/2017	11/30/2017	30
4	Monthly Interest Period - Actual/360			11/20/2017	12/19/2017	30
5	Monthly Interest - 30/360					30

B. SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	199,000,000.00	—	—	—	—
7	Class A-2 Notes	325,000,000.00	—	—	—	—
8	Class A-3 Notes	369,000,000.00	24,165,063.36	11,181,173.13	12,983,890.23	0.0351867
9	Class A-4 Notes	107,000,000.00	107,000,000.00	—	107,000,000.00	1.0000000

10	Total Securities	$1,000,000,000.00	$131,165,063.36	$11,181,173.13	$119,983,890.23

11	Overcollateralization	30,941,157.10	30,941,157.10		30,941,157.10

12	Adjusted Pool Balance	$1,030,941,157.10	$162,106,220.46	$11,181,173.13	$150,925,047.33

13	YSOC	43,423,011.47	5,613,520.44		5,111,471.78

14	Net Pool Balance	$1,074,364,168.57	$167,719,740.90	$11,181,173.13	$156,036,519.11

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.20000%	—	—	—	—
16	Class A-2 Notes	0.53000%	—	—	—	—
17	Class A-3 Notes	0.95000%	19,130.68	0.0518447	11,200,303.81	30.3531269
18	Class A-4 Notes	1.39000%	123,941.67	1.1583334	123,941.67	1.1583334

	Total Securities		143,072.35		11,324,245.48

C. COLLECTIONS AND AVAILABLE FUNDS
19	Scheduled Principal Payments Received					7,653,473.72
20	Scheduled Interest Payments Received					336,215.58
21	Prepayments of Principal Received					3,792,178.76
22	Liquidation Proceeds					31,481.60
23	Recoveries Received					330,515.69
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					12,143,865.35

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					3,935.83

28	Total Available Funds, prior to Servicer Advances					12,147,801.18

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					12,147,801.18

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					12,147,801.18

D. DISTRIBUTIONS
	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					139,766.45
35	Class A Noteholder Interest (Item 50)					143,072.35
36	Principal Distribution Amount (Item 75)					11,181,173.13
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					683,789.25

	Distribution Detail:	Due	Shortfall	Paid
41	Servicing Fees	139,766.45	—	139,766.45

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	—	—	—
44	Class A-3 Interest	19,130.68	—	19,130.68
45	Class A-4 Interest	123,941.67	—	123,941.67
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	143,072.35	—	143,072.35

E. CALCULATIONS
	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			162,106,220.46
52	Beginning Net Pool Balance		167,719,740.90
53	Receipts of Scheduled Principal		(7,653,473.72)
54	Receipts of Prepaid Principal		(3,792,178.76)
55	Liquidation Proceeds		(31,481.60)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(206,087.71)

59	Ending Net Pool Balance		156,036,519.11
60	Yield Supplement Overcollateralization Amount		5,111,471.78

61	Adjusted Pool Balance		150,925,047.33
62	Less: Adjusted Pool Balance - End of Collection Period			150,925,047.33

63	Calculated Principal Distribution Amount			11,181,173.13

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			12,147,801.18
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			139,766.45
67	Less: Interest Paid to Noteholders (Item 35)			143,072.35
68	Less: Calculated Principal Distribution (Item 63)			11,181,173.13

69	Equals: Remaining Available Funds before Servicer Advance			683,789.25
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			683,789.25
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			11,181,173.13

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F. RESERVE ACCOUNT
	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $5,154,705.79, and (b) the aggregate note balance)			5,154,705.79
81	Initial Reserve Account Balance			1,030,941.16
82	Beginning Reserve Account Balance			5,154,705.79
83	Plus: Net Investment Income for the Collection Period			3,935.83

84	Subtotal: Reserve Fund Available for Distribution			5,158,641.62
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			5,158,641.62
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			3,935.83

89	Equals: Ending Reserve Account Balance			5,154,705.79

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G. POOL STATISTICS
	Collateral Pool Balance Data:		Initial	Current
91	Net Pool Balance		1,074,364,169	156,036,519
92	Number of Current Contracts		46,738	19,581
93	Weighted Average Loan Rate		2.38%	2.40%
94	Average Remaining Term		65.0	22.6
95	Average Original Term		56.55	66.9
96	Monthly Prepayment Rate			1.20%

	Net Credit Loss and Repossession Activity:		Units	Outstanding Principal Balance
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		17	237,378.83
98	Liquidation Proceeds on Related Vehicles			31,291.12
99	Recoveries Received on Receivables Previously Charged Off			330,515.69

100	Net Principal Losses for Current Collection Period		17	(124,427.98)

101	Beginning Net Principal Losses		733	7,189,386.43
102	Net Principal Losses for Current Collection Period		17	(124,427.98)

103	Cumulative Net Principal Losses		750	7,064,958.45

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,074,364,168.57)			0.66%

	Delinquencies Aging Profile - End of Period:	Percentage	Units	Outstanding Principal Balance
105	Current	98.89%	19,409	154,297,777.07
106	31 - 60 Days Delinquent	0.83%	136	1,294,071.80
107	61 - 90 Days Delinquent	0.28%	36	444,670.24

108	Total	100.00%	19,581	156,036,519.11

	Summary of Material Modifications, Extensions or Waivers
	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants
	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
	None in the current month

VW CREDIT, INC., as Servicer